Document and Entity Information	Nov. 04, 2022
Cover [Abstract]
Entity Registrant Name	TELEFLEX INC
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	TFX
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000096943
Document Type	8-K
Document Period End Date	Nov. 04, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-5353
Entity Tax Identification Number	23-1147939
Entity Address, Address Line One	550 East Swedesford Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	225-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false